SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Impairment of long-lived assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impairment losses for long-lived assets	¥ 0	¥ 0	¥ 0